Share of profit/loss from investments accounted for using the equity method	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Share of profit/loss from investments accounted for using the equity method	Share of profit/loss from investments accounted for using the equity methodThe line item Share of profit/(loss) from investments accounted for using the equity method amounted to €68 million for 2022, compared with €39 million for 2021 and €359 million for 2020 (including €343 million for the share of Regeneron profits up to and including May 29, 2020, the date on which Sanofi ceased to exercise significant influence over Regeneron: see Note D.2.).